Pension and Severance Plans (Fair Values of Assets Held by Japanese and Foreign Plans) (Parenthetical) (Detail)	Mar. 31, 2020	Mar. 31, 2019
Commingled funds | Equity securities | Japan
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments	50.00%	50.00%
Commingled funds | Fixed Income Securities | Japan
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments	45.00%	49.00%
Commingled funds | Other investment funds | Japan
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments	5.00%	1.00%
Japanese equity securities | Japan
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments	37.00%	51.00%
Foreign equity securities | Japan
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments	63.00%	49.00%
Japanese National and Local Government Debt Securities | Japan
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments	36.00%	48.00%
Foreign National and Local Government Debt Securities | Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments	64.00%	52.00%